Consolidated Statements of Changes in Equity - CAD ($) shares in Thousands, $ in Millions	Share capital	Contributed surplus	Accumulated Other Comprehensive Income	Retained Earnings	Total
Beginning balance at Dec. 31, 2020	$ 25,144	$ 591	$ 877	$ 9,145	$ 35,757
Beginning balance (in share) at Dec. 31, 2020					1,525,151
Changes in equity
Net earnings				4,119	$ 4,119
Foreign currency translation adjustment			(63)		(63)
Actuarial gain on employee retirement benefit plans, net of income taxes				856	856
Total comprehensive (loss) income			(63)	4,975	4,912
Issued under share option plans	8				$ 8
Issued under share option plans (in shares)					245
Common shares forfeited (in shares)					(186)
Repurchase of common shares for cancellation	(1,382)			(922)	$ (2,304)
Repurchase of common shares for cancellation (in shares)					(83,959)
Change in liability for share purchase commitment	(120)			(110)	$ (230)
Share-based compensation		21			21
Dividends paid on common shares				(1,550)	(1,550)
Ending balance at Dec. 31, 2021	23,650	612	814	11,538	$ 36,614
Ending balance (in share) at Dec. 31, 2021					1,441,251
Changes in equity
Net earnings				9,077	$ 9,077
Foreign currency translation adjustment			160		160
Actuarial gain on employee retirement benefit plans, net of income taxes				838	838
Total comprehensive (loss) income			160	9,915	10,075
Issued under share option plans	570	(58)			$ 512
Issued under share option plans (in shares)					13,158
Common shares forfeited (in shares)					(30)
Repurchase of common shares for cancellation	(1,947)			(3,188)	$ (5,135)
Repurchase of common shares for cancellation (in shares)					(116,908)
Change in liability for share purchase commitment	(16)			(104)	$ (120)
Share-based compensation		17			17
Dividends paid on common shares				(2,596)	(2,596)
Ending balance at Dec. 31, 2022	$ 22,257	$ 571	$ 974	$ 15,565	$ 39,367
Ending balance (in share) at Dec. 31, 2022					1,337,471